Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

14          Intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2018
Opening net book amount	50,564	649	1,820	8,770	61,803
Additions	—	3,233	—	—	3,233
Business combination (Note 30)	4,487	45	—	1,130	5,662
Disposal of subsidiaries (Note 31)	(572)	(19)	—	—	(591)
Amortisation	—	(283)	(1,641)	(471)	(2,395)
Closing net book amount	54,479	3,625	179	9,429	67,712
At 31 December 2018
Cost	58,372	6,389	23,606	9,900	98,267
Accumulated amortisation	(3,893)	(2,764)	(23,427)	(471)	(30,555)
Net book amount	54,479	3,625	179	9,429	67,712
Year ended 31 December 2019
Opening net book amount	54,479	3,625	179	9,429	67,712
Additions	—	6,886	—	—	6,886
Business combination (Note 30)	61,534	—	—	43,470	105,004
Disposal of subsidiaries (Note 31)	(367)	(16)	—	—	(383)
Amortisation	—	(974)	(179)	(2,183)	(3,336)
Impairment loss	(1,405)	—	—	—	(1,405)
Translation adjustments	939	—	—	—	939
Closing net book amount	115,180	9,521	—	50,716	175,417
At 31 December 2019
Cost	116,585	13,189	11,178	53,370	194,322
Accumulated amortisation	(1,405)	(3,668)	(11,178)	(2,654)	(18,905)
Net book amount	115,180	9,521	—	50,716	175,417

Goodwill of RMB4,487,000 and RMB61,534,000 arose from acquisitions of subsidiaries in 2018 and 2019 respectively. The subsidiaries are principally engaged in the provision of non‑surgical aesthetic treatments and surgical aesthetic treatments in the PRC.

Goodwill impairment of approximately RMB1,405,000 was related to Nanchang Pengai Aesthetic Medical Clinic Co., Ltd because its operation was ceased in March 2020.

Management reviews the business performance of each operating entity (also regarded as a CGU). Goodwill is allocated to relevant operating entities.

The recoverable amount of a CGU is determined based on a value‑in‑use calculation. It is calculated using pre‑tax cash flow projections based on financial budgets approved by management covering a five‑year period. Cash flow beyond the five‑year period is extrapolated using the estimated growth rates as stated below.

	2018	2019
Annual compound revenue growth rate	5.0% ~ 26.6%	6.0% ~ 17.9%
Annual gross profit ratio	67.4% ~ 69.2%	45.9% ~ 76.6%
Discount rate	16.5% ~ 19.0%	16.0% ~ 17.1%

Management considers their experience and expertise knowledge in the aesthetic medical treatment business in the PRC, a cash flow period of five years is reasonable.

Management determined budgeted gross margin based on past performance and its expectations of the market development. The average annual revenue growth rate used is consistent with the forecasts of the market. The discount rate used is pre‑tax and reflects specific risks relating to the entity. The cash flows beyond the five year periods are extrapolated using a 3% (2018: 3%) growth rate.

Management believes that any reasonably possible change in the key assumptions on which the recoverable amounts are based would not cause the carrying amounts of the CGUs to exceed their recoverable amounts and therefore, there is no impairment indicators in relation to the goodwill of the Group.